                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                   VINTAGE L
                                  VINTAGE XC

                      SUPPLEMENT DATED FEBRUARY 28, 2006
         TO THE PROSPECTUSES DATED NOVEMBER 7, 2005 (AS SUPPLEMENTED)

Effective March 1, 2006, the following information supplements and, to the extent inconsistent therewith, replaces the information contained in the prospectus for the Vintage L and Vintage XC variable annuity contracts.

FEE TABLES AND EXAMPLES

The information in the table below replaces the disclosure regarding the Smith Barney Large Capitalization Growth Portfolio of the Travelers Series Fund, Inc. contained in the sub-section of the prospectus titled "Investment Portfolio Expenses." The figures in the table are for the fiscal year ended October 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for the portfolio.

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                        TOTAL ANNUAL
                                                   MANAGEMENT 12B-1/SERVICE    OTHER     PORTFOLIO
                                                      FEES        FEES      EXPENSES(2)   EXPENSES
----------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.
Smith Barney Large Capitalization Growth Portfolio    0.75%        --          0.04%        0.79%

Please contact your registered representative if you have any questions.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company
5 Park Plaza, Suite 1900
Irvine, CA 92614


                                                                      Vintage L
                                                                     Vintage XC

                                                                 SUPP-SBLCGVINT

                                      1